Balance Sheets (Annual Report) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Current assets
Cash	$ 927,895	$ 13,699
Accounts receivable, net	137,471	1,186,554
Refundable income taxes	69,585	22,347
Deferred tax asset		12,600
Prepaid expenses and other current assets	421,197	67,301
Total current assets	1,556,148	1,302,501
Property and equipment, net	11,824	14,621
Other assets
Deposits	6,000	6,000
Other assets	144,222
TOTAL ASSETS	1,718,194	1,323,122
Current liabilities
Bank overdraft		20,475
Accounts payable and accrued liabilities	61,012	294,555
Accrued legal settlement	79,379	117,865
Loans payable - related parties	7,000	53,000
Debt to financial institutions		494,194
Total current liabilities	147,391	980,089
TOTAL LIABILITIES	147,391	980,089
Stockholders Equity
Preferred stock, $0.0001 par value, 250,000 and 750,000 shares authorized, issued and outstanding as of December 31, 2012 and 2011, respectively	25	75
Common stock, $0.0001 par value, 100,000,000 shares authorized, 48,612,365 and 43,612,365 shares issued and outstanding as of December 31, 2012 and 2011, respectively.	4,861	4,361
Additional paid-in capital	137,114	137,564
Retaining earnings	1,428,803	201,033
Total Stockholders Equity	1,570,803	343,033
Total Liabilities and Stockholders Equity	$ 1,718,194	$ 1,323,122